Basis of preparation and summary of material accounting policies - Disclosure of Estimated Useful Lives for Investment Properties (Detail)	12 Months Ended
Dec. 31, 2023
Minimum
Disclosure of detailed information about investment property [line items]
Useful life measured as period of time, investment property, cost model	25 years
Maximum
Disclosure of detailed information about investment property [line items]
Useful life measured as period of time, investment property, cost model	45 years